Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 117,682	$ 114,993
Less: accumulated depreciation and amortization	(74,197)	(65,762)
Property, plant and equipment, net	43,485	49,231
Short-Term Leasehold Property [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	371	360
Video Lottery Terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	105,525	104,176
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,428	7,242
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,358	$ 3,215